Sensitivities - Schedule of sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (57)	£ (59)
Change in risk variable, impact on net assets	£ (57)	£ (59)
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 3	£ (6)
Change in risk variable, impact on net assets	£ 3	£ (6)
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 35	£ 36
Change in risk variable, impact on other equity reserves	£ 0	£ 0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 13	£ 24
Change in risk variable, impact on other equity reserves	£ 376	£ 304
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 18	£ 5
Change in risk variable, impact on other equity reserves	134	39
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, impact on net assets	£ 1,730	£ 1,680
Currency risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 69	£ 58
Change in risk variable, impact on other equity reserves	£ 225	£ 268
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Increase in risk variable, impact on earnings	£ 62	£ 43
Increase in risk variable, impact on net assets	62	43
Decrease in risk variable, impact on earnings	(61)	(43)
Decrease in risk variable, impact on net assets	£ (61)	£ (43)